Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Forward Exchange Contracts with Maturities within 60 Days

The Company had contracted to sell the following amounts under forward exchange contracts with maturities within 60 days of:

	January 31,
	2013	2012
Euro	$5,609	$8,131
U.S. Dollars	31,954	64,399
British Pound Sterling	936	1,012
All others	1,646	2,211

Total	$40,145	$75,753

Foreign Currency Asset/Liability Derivatives

The Company does not designate foreign currency derivatives as hedges. The Company had the following balances for foreign currency asset/liability derivatives:

	January 31,
	2013	2012
Foreign currency asset derivatives included in trade receivables	$101	$415
Foreign currency liability derivatives included in trade payables	$79	$646

Net Gains and Net Losses on Foreign Currency Derivatives

Net gains and losses on foreign currency derivatives are as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Net gains on foreign currency derivatives	$22	$—	$337
Net losses on foreign currency derivatives	$—	$231	$—